Fair Value Of Financial Instruments (Estimated Fair Values Of Financial Instruments) (Detail) (USD $)	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member]	Dec. 31, 2012 Successor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2012 Successor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2012 Successor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] 8 1/2% Senior Notes Due November 15, 2020 [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member]
Financial liabilities:
Notes payable, Carrying Amount			$ 13,248,000						$ 74,009,000
Senior Notes, Carrying Amount	283,500,000	283,483,000	325,000,000	325,000,000					489,483,000			66,704,000	138,912,000	77,867,000
Senior Secured Debt, Carrying Amount											206,000,000
Senior Notes, Fair Value												20,469,000	40,614,000	21,742,000
Notes payable, Fair Value			13,248,000						74,009,000
Senior Notes, Fair Value				338,000,000							235,000,000
Financial liabilities:
Notes payable, Carrying Amount			13,248,000						74,009,000
Senior Notes, Carrying Amount	283,500,000	283,483,000	325,000,000	325,000,000					489,483,000			66,704,000	138,912,000	77,867,000
Senior Secured Debt, Carrying Amount											206,000,000
Senior Notes, Fair Value												20,469,000	40,614,000	21,742,000
Notes payable, Fair Value			13,248,000						74,009,000
Senior Notes, Fair Value				$ 338,000,000							$ 235,000,000